UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM I	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets
	Automobiles – 4.5%
1,460,000	Ford Motor Co.	$19,812,200

	Banks – 16.7%
1,370,000	Bank of America Corp.	21,344,600
620,000	Citigroup, Inc.	30,758,200
360,000	JPMorgan Chase & Co.	21,949,200

		74,052,000

	Capital Markets – 13.1%
750,000	Charles Schwab Corp. (The)	21,420,000
1,170,000	Morgan Stanley	36,855,000

		58,275,000

	Construction Materials – 1.7%
50,000	Martin Marietta Materials, Inc.	7,597,500

	Household Durables – 30.3%
1,470,000	DR Horton, Inc.	43,159,200
810,000	Lennar Corp., Class A	38,985,300
920,000	Toll Brothers, Inc.(b)	31,500,800
140,000	Whirlpool Corp.	20,616,400

		134,261,700

	Insurance – 9.5%
430,000	MetLife, Inc.	20,274,500
285,000	Prudential Financial, Inc.	21,719,850

		41,994,350

	Internet Software & Services – 4.3%
31,000	Google, Inc., Class C(b)	18,861,020

	IT Services – 1.3%
85,000	Visa, Inc., Class A	5,921,100

	Specialty Retail – 4.7%
180,000	Home Depot, Inc. (The)	20,788,200

	Textiles, Apparel & Luxury Goods – 12.0%
64,000	NIKE, Inc., Class B	7,870,080
225,000	PVH Corp.	22,936,500
330,000	VF Corp.	22,509,300

		53,315,880

	Total Common Stocks (Identified Cost $408,022,605)	434,878,950

Principal Amount	Description	Value (†)
Short-Term Investments – 1.5%
$6,500,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $6,500,002 on 10/1/2015 collateralized by $5,990,000 U.S. Treasury Bond, 3.375% due 5/15/2044 valued at $6,633,925 including accrued interest(c) (Identified Cost $6,500,000)	$6,500,000

	Total Investments – 99.6% (Identified Cost $414,522,605)(a)	441,378,950
	Other assets less liabilities – 0.4%	1,867,611

	Net Assets – 100.0%	$443,246,561

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2015, the net unrealized appreciation on investments based on a cost of $414,522,605 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$50,887,779
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(24,031,434)

Net unrealized appreciation	$26,856,345

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$434,878,950	$—	$—	$434,878,950
Short-Term Investments	—	6,500,000	—	6,500,000

Total	$434,878,950	$6,500,000	$—	$441,378,950

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2015 (Unaudited)

Household Durables	30.3%
Banks	16.7
Capital Markets	13.1
Textiles, Apparel & Luxury Goods	12.0
Insurance	9.5
Specialty Retail	4.7
Automobiles	4.5
Internet Software & Services	4.3
Other Investments, less than 2% each	3.0
Short-Term Investments	1.5

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

Loomis Sayles Multi-Asset Income Fund*

Shares	Description	Value (†)
Common Stocks – 64.7% of Net Assets
	Aerospace & Defense – 1.3%
804	Boeing Co. (The)	$105,284
6,339	Lockheed Martin Corp.	1,314,138
3,725	United Technologies Corp.	331,488

		1,750,910

	Air Freight & Logistics – 0.2%
4,350	bpost S.A.	103,441
1,077	United Parcel Service, Inc., Class B	106,289

		209,730

	Auto Components – 0.1%
1,658	Johnson Controls, Inc.	68,575

	Automobiles – 0.1%
3,941	General Motors Co.	118,309

	Banks – 2.7%
29,000	Aozora Bank Ltd.	100,581
6,131	Bank of Hawaii Corp.	389,257
176	Banque Cantonale Vaudoise	103,892
9,871	BB&T Corp.	351,408
7,692	F.N.B. Corp.	99,611
6,853	Fifth Third Bancorp	129,590
7,448	First Niagara Financial Group, Inc.	76,044
7,027	FirstMerit Corp.	124,167
7,987	JPMorgan Chase & Co.	486,967
51,800	Mizuho Financial Group, Inc.	96,897
3,201	PacWest Bancorp	137,035
9,224	People’s United Financial, Inc.	145,094
1,498	PNC Financial Services Group, Inc. (The)	133,622
2,600	Sumitomo Mitsui Financial Group, Inc.	98,593
8,004	Trustmark Corp.	185,453
7,210	United Bankshares, Inc.	273,908
9,685	Valley National Bancorp	95,300
10,878	Wells Fargo & Co.	558,585

		3,586,004

	Beverages – 0.8%
10,335	Britvic PLC	106,213
7,560	Coca-Cola Co. (The)	303,307
1,139	Dr Pepper Snapple Group, Inc.	90,038
7,300	Kirin Holdings Co. Ltd.	95,752
5,245	PepsiCo, Inc.	494,604

		1,089,914

	Biotechnology – 0.4%
3,281	AbbVie, Inc.	178,519
1,799	Amgen, Inc.	248,838
17,526	PDL BioPharma, Inc.	88,156

		515,513

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 0.3%
3,144	Blackstone Group LP (The)	$99,570
15,000	Daiwa Securities Group, Inc.	97,058
6,101	Federated Investors, Inc., Class B	176,319

		372,947

	Chemicals – 0.4%
2,495	Dow Chemical Co. (The)	105,788
2,651	E.I. du Pont de Nemours & Co.	127,778
1,260	LyondellBasell Industries NV, Class A	105,034
5,624	Olin Corp.	94,539
1,310	PPG Industries, Inc.	114,874

		548,013

	Commercial Services & Supplies – 0.6%
6,988	Pitney Bowes, Inc.	138,712
11,145	R.R. Donnelley & Sons Co.	162,271
5,797	Republic Services, Inc.	238,836
6,070	Waste Management, Inc.	302,347

		842,166

	Communications Equipment – 0.4%
10,023	Cisco Systems, Inc.	263,104
4,102	QUALCOMM, Inc.	220,400

		483,504

	Containers & Packaging – 0.6%
5,625	Avery Dennison Corp.	318,206
9,491	Greif, Inc., Class A	302,858
6,013	Sonoco Products Co.	226,931

		847,995

	Distributors – 0.4%
7,168	Genuine Parts Co.	594,156

	Diversified Financial Services – 0.6%
8,654	CME Group, Inc.	802,572

	Diversified Telecommunication Services – 1.4%
15,153	AT&T, Inc.	493,685
16,246	CenturyLink, Inc.	408,100
89,000	HKT Trust & HKT Ltd.	105,766
1,500	Nippon Telegraph & Telephone Corp.	52,835
49,320	Spark New Zealand Ltd.	94,250
15,948	Verizon Communications, Inc.	693,897

		1,848,533

	Electric Utilities – 4.6%
8,039	American Electric Power Co., Inc.	457,097
6,120	Cleco Corp.	325,829
12,500	CLP Holdings Ltd.	106,862
9,095	Edison International	573,622
9,260	Entergy Corp.	602,826
7,104	Eversource Energy	359,604
8,090	Exelon Corp.	240,273

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
8,752	FirstEnergy Corp.	$274,025
7,879	Great Plains Energy, Inc.	212,891
6,517	IDACORP, Inc.	421,715
59,363	Mighty River Power Ltd.	95,627
9,739	NextEra Energy, Inc.	950,039
6,658	OGE Energy Corp.	182,163
11,004	Pinnacle West Capital Corp.	705,797
9,855	PPL Corp.	324,131
4,619	SSE PLC	104,542
7,853	Xcel Energy, Inc.	278,075

		6,215,118

	Electrical Equipment – 0.7%
11,648	Eaton Corp. PLC	597,542
7,033	Emerson Electric Co.	310,648

		908,190

	Energy Equipment & Services – 0.8%
5,553	Ensco PLC, Class A	78,186
8,855	Helmerich & Payne, Inc.	418,487
7,944	National Oilwell Varco, Inc.	299,092
22,110	Noble Corp. PLC	241,220

		1,036,985

	Food & Staples Retailing – 0.6%
975	Costco Wholesale Corp.	140,956
1,332	CVS Health Corp.	128,511
3,956	Kroger Co. (The)	142,693
6,490	Sysco Corp.	252,915
2,531	Wal-Mart Stores, Inc.	164,110

		829,185

	Food Products – 0.8%
5,798	Campbell Soup Co.	293,843
18	Chocoladefabriken Lindt & Spruengli AG	105,536
4,510	Flowers Foods, Inc.	111,577
6,588	General Mills, Inc.	369,785
3,223	Mondelez International, Inc., Class A	134,947
14,249	Orkla ASA	105,375

		1,121,063

	Gas Utilities – 0.9%
9,086	AGL Resources, Inc.	554,609
6,421	New Jersey Resources Corp.	192,823
26,000	Osaka Gas Co. Ltd.	98,577
13,100	Questar Corp.	254,271
2,839	Suburban Propane Partners LP	93,318

		1,193,598

	Health Care Equipment & Supplies – 0.1%
2,029	ResMed, Inc.	103,398

	Health Care Providers & Services – 0.2%
1,278	Cardinal Health, Inc.	98,176

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
2,527	HealthSouth Corp.	$96,961
1,556	Quest Diagnostics, Inc.	95,647

		290,784

	Hotels, Restaurants & Leisure – 1.2%
722	Cracker Barrel Old Country Store, Inc.	106,336
8,957	Darden Restaurants, Inc.	613,913
8,247	Hilton Worldwide Holdings, Inc.	189,186
7,459	McDonald’s Corp.	734,935

		1,644,370

	Household Durables – 0.8%
8,052	Garmin Ltd.	288,906
8,219	Leggett & Platt, Inc.	339,033
8,514	Tupperware Brands Corp.	421,358

		1,049,297

	Household Products – 1.4%
6,683	Clorox Co. (The)	772,087
7,041	Kimberly-Clark Corp.	767,751
5,602	Procter & Gamble Co. (The)	403,008

		1,942,846

	Industrial Conglomerates – 0.6%
1,568	Danaher Corp.	133,609
27,934	General Electric Co.	704,496

		838,105

	Insurance – 1.3%
6,657	Arthur J. Gallagher & Co.	274,801
2,277	Aspen Insurance Holdings Ltd.	105,812
7,326	Cincinnati Financial Corp.	394,139
1,648	Endurance Specialty Holdings Ltd.	100,578
9,334	Mercury General Corp.	471,460
4,087	MetLife, Inc.	192,702
10,447	Old Republic International Corp.	163,391
1,268	Prudential Financial, Inc.	96,634

		1,799,517

	Internet Software & Services – 0.2%
3,100	Mixi, Inc.	106,092
20,785	Moneysupermarket.com Group PLC	106,419

		212,511

	IT Services – 0.4%
1,111	Accenture PLC, Class A	109,167
2,347	Paychex, Inc.	111,788
3,063	Visa, Inc., Class A	213,368
5,760	Western Union Co. (The)	105,754

		540,077

	Leisure Products – 0.3%
1,408	Hasbro, Inc.	101,573

Shares	Description	Value (†)
Common Stocks – continued
	Leisure Products – continued
12,822	Mattel, Inc.	$270,031

		371,604

	Machinery – 0.0%
883	Allison Transmission Holdings, Inc.	23,567

	Media – 0.7%
5,033	Cinemark Holdings, Inc.	163,522
708	Comcast Corp., Class A	40,271
7,124	Meredith Corp.	303,340
1,136	Omnicom Group, Inc.	74,863
8,608	TEGNA, Inc.	192,733
4,632	Twenty-First Century Fox, Inc., Class A	124,971

		899,700

	Metals & Mining – 0.1%
6,800	Commercial Metals Co.	92,140
1,576	Nucor Corp.	59,179

		151,319

	Multi-Utilities – 4.0%
7,576	Alliant Energy Corp.	443,120
8,487	Avista Corp.	282,193
6,986	Black Hills Corp.	288,801
15,770	CenterPoint Energy, Inc.	284,491
7,338	CMS Energy Corp.	259,178
1,675	Consolidated Edison, Inc.	111,974
9,413	Dominion Resources, Inc.	662,487
7,357	DTE Energy Co.	591,282
5,273	NiSource, Inc.	97,814
12,862	PG&E Corp.	679,114
8,055	Public Service Enterprise Group, Inc.	339,599
8,669	SCANA Corp.	487,718
5,495	Sempra Energy	531,476
10,033	TECO Energy, Inc.	263,466
1,286	Vectren Corp.	54,025

		5,376,738

	Multiline Retail – 0.1%
1,350	Target Corp.	106,191

	Oil, Gas & Consumable Fuels – 2.9%
12,963	Chevron Corp.	1,022,521
9,761	Columbia Pipeline Group, Inc.	178,529
9,893	ConocoPhillips	474,468
7,339	Exxon Mobil Corp.	545,655
6,839	HollyFrontier Corp.	334,017
6,619	Marathon Oil Corp.	101,932
8,079	Occidental Petroleum Corp.	534,426
10,900	ONEOK, Inc.	350,980
9,810	Scorpio Tankers, Inc.	89,958
10,000	TonenGeneral Sekiyu KK	96,909
2,607	Valero Energy Corp.	156,681

		3,886,076

Shares	Description	Value (†)
Common Stocks – continued
	Paper & Forest Products – 0.2%
7,614	Domtar Corp.	$272,201

	Pharmaceuticals – 2.0%
9,276	Bristol-Myers Squibb Co.	549,139
9,401	Eli Lilly & Co.	786,770
4,532	Johnson & Johnson	423,062
6,668	Merck & Co., Inc.	329,332
3,200	Otsuka Holdings Co. Ltd.	102,181
13,271	Pfizer, Inc.	416,842
1,635	Teva Pharmaceutical Industries Ltd.	92,401

		2,699,727

	REITs - Apartments – 5.0%
15,500	American Campus Communities, Inc.	561,720
13,300	AvalonBay Communities, Inc.	2,325,106
13,000	Camden Property Trust	960,700
38,500	Equity Residential	2,892,120

		6,739,646

	REITs - Diversified – 1.9%
16,500	American Assets Trust, Inc.	674,190
26,900	DuPont Fabros Technology, Inc.	696,172
24,650	Gramercy Property Trust, Inc.	511,981
6,300	Liberty Property Trust	198,513
15,600	STORE Capital Corp.	322,296
2,000	Vornado Realty Trust	180,840

		2,583,992

	REITs - Health Care – 3.0%
35,000	HCP, Inc.	1,303,750
19,800	Ventas, Inc.	1,109,988
23,000	Welltower, Inc.	1,557,560

		3,971,298

	REITs - Hotels – 1.2%
17,700	Chatham Lodging Trust	380,196
48,300	Host Hotels & Resorts, Inc.	763,623
21,100	RLJ Lodging Trust	533,197

		1,677,016

	REITs - Manufactured Homes – 0.6%
14,200	Equity Lifestyle Properties, Inc.	831,694

	REITs - Office Property – 1.5%
34,100	BioMed Realty Trust, Inc.	681,318
17,100	Douglas Emmett, Inc.	491,112
47,600	Piedmont Office Realty Trust, Inc., Class A	851,564

		2,023,994

	REITs - Regional Malls – 4.8%
6,800	Macerich Co. (The)	522,376
23,800	Simon Property Group, Inc.	4,372,536
15,800	Tanger Factory Outlet Centers, Inc.	520,926

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Regional Malls – continued
14,500	Taubman Centers, Inc.	$1,001,660

		6,417,498

	REITs - Shopping Centers – 2.4%
22,000	Acadia Realty Trust	661,540
50,600	DDR Corp.	778,228
9,400	Federal Realty Investment Trust	1,282,630
27,100	Retail Opportunity Investments Corp.	448,234

		3,170,632

	REITs - Single Tenant – 0.3%
12,600	National Retail Properties, Inc.	457,002

	REITs - Storage – 2.7%
27,000	CubeSmart	734,670
5,400	Extra Space Storage, Inc.	416,664
11,500	Public Storage	2,433,745

		3,585,079

	REITs - Warehouse/Industrials – 1.9%
52,700	ProLogis, Inc.	2,050,030
35,800	Rexford Industrial Realty, Inc.	493,682

		2,543,712

	Road & Rail – 0.1%
23,065	National Express Group PLC	99,371

	Semiconductors & Semiconductor Equipment – 0.4%
10,921	Cypress Semiconductor Corp.	93,047
12,881	Intel Corp.	388,233
2,294	Texas Instruments, Inc.	113,599

		594,879

	Software – 0.5%
14,117	Microsoft Corp.	624,818

	Specialty Retail – 0.5%
6,081	American Eagle Outfitters, Inc.	95,046
2,507	GameStop Corp., Class A	103,314
10,860	Guess?, Inc.	231,970
1,233	L Brands, Inc.	111,130
6,288	Staples, Inc.	73,758
6,000	USS Co. Ltd.	99,792

		715,010

	Technology Hardware, Storage & Peripherals – 0.4%
5,215	EMC Corp.	125,994
8,252	Seagate Technology PLC	369,690

		495,684

	Thrifts & Mortgage Finance – 0.2%
18,457	New York Community Bancorp, Inc.	333,333

	Tobacco – 1.7%
15,851	Altria Group, Inc.	862,294

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – continued
547	British American Tobacco PLC	$30,181
2,166	Imperial Tobacco Group PLC	111,980
3,000	Japan Tobacco, Inc.	93,060
14,084	Philip Morris International, Inc.	1,117,284
4,662	Vector Group Ltd.	105,408

		2,320,207

	Trading Companies & Distributors – 0.2%
1,222	W.W. Grainger, Inc.	262,742

	Transportation Infrastructure – 0.1%
28,800	SATS Ltd.	77,581

	Wireless Telecommunication Services – 0.1%
5,100	NTT DOCOMO, Inc.	86,022

	Total Common Stocks (Identified Cost $85,076,973)	86,802,218

Principal Amount (‡)
Bonds and Notes – 25.8%
	Aerospace & Defense – 1.6%
$2,250,000	KLX, Inc., 5.875%, 12/01/2022, 144A	2,188,822

	Airlines – 1.7%
2,250,000	US Airways Group, Inc., 6.125%, 6/01/2018	2,311,875

	Banking – 5.7%
600,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	143,776
2,800,000	Deutsche Bank AG, (fixed rate to 4/30/2025, variable rate thereafter), 7.500%(b)	2,667,000
1,955,000	Intesa Sanpaolo SpA, (fixed rate to 9/17/2025, variable rate thereafter), 7.700%, 144A(b)	1,901,238
175,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	131,784
100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	71,577
40,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(b)	44,439
2,725,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%, 144A(b)	2,660,281

		7,620,095

	Building Materials – 0.0%
300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	42,043

	Chemicals – 0.4%
200,000	Hercules, Inc., 6.500%, 6/30/2029	184,500
350,000	Hexion, Inc., 8.875%, 2/01/2018	280,000

		464,500

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Electric – 0.2%
88,000,000		Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	$28,543
250,000		Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	286,805

			315,348

		Finance Companies – 0.8%
1,200,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,126,500

		Government Owned—No Guarantee – 0.7%
680,000		Petrobras Global Finance BV, 6.125%, 10/06/2016	657,560
52,400	(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	285,516

			943,076

		Independent Energy – 4.3%
4,360,000		Chesapeake Energy Corp., 6.500%, 8/15/2017	3,934,900
40,000		QEP Resources, Inc., 5.250%, 5/01/2023	33,440
2,050,000		Talisman Energy, Inc., 6.250%, 2/01/2038	1,748,236
100,000		Whiting Petroleum Corp., 6.500%, 10/01/2018	93,750

			5,810,326

		Lodging – 0.2%
240,000		Wyndham Worldwide Corp., 5.100%, 10/01/2025	243,323

		Metals & Mining – 1.0%
1,020,000		Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.750%, 2/01/2022	895,305
440,000		Glencore Finance Canada Ltd., 2.700%, 10/25/2017, 144A	395,780

			1,291,085

		Midstream – 1.6%
2,250,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	2,143,125

		Refining – 1.5%
2,000,000		Western Refining, Inc., 6.250%, 4/01/2021	1,940,000

		Supranational – 1.3%
33,450,000		European Bank for Reconstruction & Development, GMTN, 6.000%, 3/03/2016, (INR)	505,822
1,440,000,000		International Bank for Reconstruction & Development, 4.500%, 8/03/2017, (COP)	464,952
136,000,000		International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)	195,441
26,380,000		International Finance Corp., 7.800%, 6/03/2019, (INR)	415,082

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Supranational – continued
415,000		International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	$102,062
435,000		International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	105,006

			1,788,365

		Treasuries – 0.6%
20,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(c)	13,100
20,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(c)	12,957
10,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(c)	6,374
48,800	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	342,378
10,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	234,810
700,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	131,542

			741,161

		Wireless – 0.2%
4,000,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	228,018

		Wirelines – 4.0%
1,355,000		Frontier Communications Corp., 8.875%, 9/15/2020, 144A	1,327,900
920,000		Frontier Communications Corp., 10.500%, 9/15/2022, 144A	897,000
400,000		Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	67,883
2,980,000		Windstream Services LLC, 7.875%, 11/01/2017	3,089,902

			5,382,685

		Total Bonds and Notes (Identified Cost $36,988,591)	34,580,347

Senior Loans – 3.0%
		Airlines – 1.4%
1,863,636		Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020(e)	1,845,000

		Cable Satellite – 1.4%
2,047,300		TWCC Holding Corp., 2nd Lien Term Loan, 6/26/2020(d)	1,902,720

		Retailers – 0.1%
124,796		Staples, Inc., Term Loan B, 4/07/2021(d)	124,063

		Supermarkets – 0.1%
78,210		New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(e)	78,054

		Total Senior Loans (Identified Cost $3,976,802)	3,949,837

Shares	Description	Value (†)
Exchange-Traded Notes – 1.7%
60,593	ETRACS Alerian MLP Index ETN	$1,157,326
57,587	iPath® S&P MLP ETN	1,142,238

		2,299,564

	Total Exchange-Traded Notes (Identified Cost $2,701,093)	2,299,564

Preferred Stocks – 0.9%
Non-Convertible Preferred Stocks – 0.5%
	Banking – 0.5%
1,824	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	47,296
4,125	Countrywide Capital IV, 6.750%	104,651
20,424	SunTrust Banks, Inc., Series E, 5.875%	507,332

		659,279

	Total Non-Convertible Preferred Stocks (Identified Cost $630,358)	659,279

Convertible Preferred Stocks – 0.4%
	Healthcare – 0.2%
3,500	Stericycle, Inc., ADR, 5.250%	356,020

	Metals & Mining – 0.2%
6,837	Alcoa, Inc., Series 1, 5.375%	228,356

	Total Convertible Preferred Stocks (Identified Cost $684,565)	584,376

	Total Preferred Stocks (Identified Cost $1,314,923)	1,243,655

Closed-End Investment Companies – 0.6%
56,147	Prudential Short Duration High Yield Fund, Inc. (Identified Cost $822,202)	823,115

Principal Amount (‡)
Short-Term Investments – 2.9%
$3,895,053	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $3,895,054 on 10/1/2015 collateralized by $3,955,000 U.S. Treasury Note, 1.375% due 5/31/2020 valued at $3,974,775 including accrued interest(f) (Identified Cost $3,895,053)	3,895,053

	Total Investments – 99.6% (Identified Cost $134,775,637)(a)	133,593,789
	Other assets less liabilities – 0.4%	548,893

	Net Assets – 100.0%	$134,142,682

*	Formerly Natixis Diversified Income Fund.
(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source.

Centrally cleared interest rate swaps are valued at settlement prices of the clearinghouse on which the contracts were traded, if available, or prices obtained from broker-dealers.

Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2015, $2,568,649 of the Fund’s investments or 1.9% of the Fund’s net assets were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2015, the net unrealized depreciation on investments based on a cost of $134,792,063 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,170,347
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,368,621)

Net unrealized depreciation	$(1,198,274)

At December 31, 2014, the Fund had a short-term capital loss carryforward of $8,856,780 which expires on December 31, 2017. At December 31, 2014, post-October capital loss deferrals were $37,566. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Perpetual bond with no specified maturity date.
(c)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(d)	Position is unsettled. Contract rate was not determined at September 30, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(e)	Variable rate security. Rate as of September 30, 2015 is disclosed.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of Rule 144A holdings amounted to $13,209,696 or 9.8% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$106,289	$103,441	—	$209,730
Banks	3,186,041	399,963	—	3,586,004
Beverages	887,949	201,965	—	1,089,914
Capital Markets	275,889	97,058	—	372,947
Diversified Telecommunication Services	1,701,448	147,085	—	1,848,533
Electric Utilities	5,908,087	307,031	—	6,215,118
Food Products	910,152	210,911	—	1,121,063
Gas Utilities	1,095,021	98,577	—	1,193,598
Internet Software & Services	—	212,511	—	212,511
Oil, Gas & Consumable Fuels	3,789,167	96,909	—	3,886,076
Pharmaceuticals	2,505,145	194,582	—	2,699,727
Specialty Retail	615,218	99,792	—	715,010
Tobacco	2,084,986	235,221	—	2,320,207
Transportation Infrastructure	—	77,581	—	77,581
Wireless Telecommunication Services	—	86,022	—	86,022
All Other Common Stocks*	61,168,177	—	—	61,168,177

Total Common Stocks	84,233,569	2,568,649	—	86,802,218

Bonds and Notes*	—	34,580,347	—	34,580,347
Exchange-Traded Notes	2,299,564	—	—	2,299,564
Preferred Stocks
Non-Convertible Preferred Stocks*	659,279	—	—	659,279
Convertible Preferred Stocks*	584,376	—	—	584,376

Total Preferred Stocks	1,243,655	—	—	1,243,655

Senior Loans*	—	3,949,837	—	3,949,837
Closed-End Investment Companies	823,115	—	—	823,115
Short-Term Investments	—	3,895,053	—	3,895,053

Total	$88,599,903	$44,993,886	$—	$133,593,789

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2015, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2014 and/or September 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$294,726	$—	$2,919	$256	$—	$(297,901)	$—	$—	$—	$—
ABS Home Equity	18,198	—	(534)	374	—	(18,038)	—	—	—	—
ABS Other	772,936	—	1,497	(3,429)	—	(771,004)	—	—	—	—
Airlines	1,315,465	41	79,402	(96,872)	—	(1,298,036)	—	—	—	—

Total	$2,401,325	$41	$83,284	$(99,671)	$—	$(2,384,979)	$—	$—	$—	$—

Industry Summary at September 30, 2015 (Unaudited)

Banking	6.2%
REITs - Apartments	5.0
REITs - Regional Malls	4.8
Electric Utilities	4.6
Independent Energy	4.3
Wirelines	4.0
Multi-Utilities	4.0
Airlines	3.1
REITs - Health Care	3.0
Aerospace & Defense	2.9
Oil, Gas & Consumable Fuels	2.9
Banks	2.7
REITs - Storage	2.7
REITs - Shopping Centers	2.4
Pharmaceuticals	2.0
Other Investments, less than 2% each	42.1
Short-Term Investments	2.9

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 97.3% of Net Assets
	Australia – 2.8%
4,058,468	AMP Ltd.	$15,939,975
1,509,662	Orica Ltd.	16,022,717

		31,962,692

	China – 2.4%
199,800	Baidu, Inc., Sponsored ADR(b)	27,454,518

	France – 14.0%
792,600	BNP Paribas S.A.	46,663,585
637,300	Bureau Veritas S.A.	13,453,571
360,723	Danone	22,769,961
179,000	Kering	29,301,262
83,800	LVMH Moet Hennessy Louis Vuitton SE	14,266,353
164,200	Pernod-Ricard S.A.	16,578,983
51,800	Safran S.A.	3,894,925
80,700	Valeo S.A.	10,957,202

		157,885,842

	Germany – 11.7%
41,600	Adidas AG	3,354,095
307,850	Allianz SE, (Registered)	48,361,025
458,700	Bayerische Motoren Werke AG	40,018,182
520,300	Daimler AG, (Registered)	37,879,400
34,900	SAP SE	2,260,950

		131,873,652

	Hong Kong – 1.4%
1,135,600	Melco Crown Entertainment Ltd., Sponsored ADR	15,625,856

	Indonesia – 1.0%
21,383,900	Bank Mandiri Persero Tbk PT	11,599,680

	Ireland – 1.7%
1,165,531	Experian PLC	18,710,548

	Israel – 0.2%
27,900	Check Point Software Technologies Ltd.(b)	2,213,307

	Italy – 4.7%
365,100	Exor SpA	15,916,471
4,329,700	Intesa Sanpaolo SpA	15,295,522
5,716,300	Prada SpA	21,906,196

		53,118,189

	Japan – 18.3%
5,549,000	Daiwa Securities Group, Inc.	35,904,825
1,392,100	Honda Motor Co. Ltd.	41,549,581
1,459,300	Komatsu Ltd.	21,420,234
21,700	Meitec Corp.	756,907
6,288,500	Nomura Holdings, Inc.	36,500,754

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
202,700	Olympus Corp.	$6,323,893
621,900	Omron Corp.	18,720,556
65,000	Secom Co. Ltd.	3,909,135
718,000	Toyota Motor Corp.	42,037,404

		207,123,289

	Korea – 3.7%
43,150	Samsung Electronics Co. Ltd.	41,400,404

	Netherlands – 2.8%
53,631	Akzo Nobel NV	3,488,120
1,210,544	Koninklijke Philips NV	28,480,279

		31,968,399

	Sweden – 3.9%
522,447	Atlas Copco AB, B Shares	11,686,184
204,700	Hennes & Mauritz AB, B Shares	7,478,995
1,171,400	SKF AB, B Shares	21,528,530
116,811	Swedish Match AB	3,531,025

		44,224,734

	Switzerland – 14.7%
413,700	Cie Financiere Richemont S.A., (Registered)	32,190,376
2,044,457	Credit Suisse Group AG, (Registered)	49,142,275
17,976,700	Glencore PLC	24,952,812
104,900	Kuehne & Nagel International AG, (Registered)	13,488,728
423,895	LafargeHolcim Ltd., (Registered)	22,220,580
45,100	Nestle S.A., (Registered)	3,391,774
50,457	Schindler Holding AG	7,247,987
36,400	Swatch Group AG (The)	13,499,678

		166,134,210

	United Kingdom – 11.8%
328,200	Ashtead Group PLC	4,641,268
199,200	Burberry Group PLC	4,129,145
4,271,900	CNH Industrial NV	27,845,789
995,400	Diageo PLC	26,743,312
574,600	G4S PLC	2,008,712
178,200	GlaxoSmithKline PLC	3,420,350
17,469,500	Lloyds Banking Group PLC	19,888,335
1,682,404	Meggitt PLC	12,137,078
247,700	Schroders PLC	10,525,286
100	Schroders PLC, (Non Voting)	3,275
966,300	Smiths Group PLC	14,723,296
339,600	WPP PLC	7,070,134

		133,135,980

	United States – 2.2%
606,600	Willis Group Holdings PLC	24,852,402

	Total Common Stocks (Identified Cost $1,318,371,925)	1,099,283,702

Principal Amount	Description	Value (†)
Short-Term Investments – 2.0%
$23,043,249	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $23,043,255 on 10/01/2015 collateralized by $23,505,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $23,505,000 including accrued interest(c) (Identified Cost $23,043,249)	$23,043,249

	Total Investments – 99.3% (Identified Cost $1,341,415,174)(a)	1,122,326,951
	Other assets less liabilities – 0.7%	7,686,235

	Net Assets – 100.0%	$1,130,013,186

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2015, $1,007,231,423 of the Fund’s investments, or 89.1% of the Fund’s net assets, were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2015, the net unrealized depreciation on investments based on a cost of $1,341,415,174 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,894,597
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(223,982,820)

Net unrealized depreciation	$(219,088,223)

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	3/16/2016	Australian Dollar	4,269,000	$2,971,702	$(106,568)
Sell[1]	3/16/2016	Australian Dollar	8,984,000	6,253,870	554,744
Sell[1]	3/16/2016	Swiss Franc	31,157,000	32,182,493	163,547

Total					$611,723

[1]	Counterparty is State Street Bank and Trust Company

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$31,962,692	$—	$31,962,692
France	—	157,885,842	—	157,885,842
Germany	—	131,873,652	—	131,873,652
Indonesia	—	11,599,680	—	11,599,680
Ireland	—	18,710,548	—	18,710,548
Italy	21,906,196	31,211,993	—	53,118,189
Japan	—	207,123,289	—	207,123,289
Korea	—	41,400,404	—	41,400,404

Netherlands	—	31,968,399	—	31,968,399
Sweden	—	44,224,734	—	44,224,734
Switzerland	—	166,134,210	—	166,134,210
United Kingdom	—	133,135,980	—	133,135,980
All Other Common Stocks*	70,146,083	—	—	70,146,083

Total Common Stocks	92,052,279	1,007,231,423	—	1,099,283,702

Short-Term Investments	—	23,043,249	—	23,043,249

Total Investments	92,052,279	1,030,274,672	—	1,122,326,951

Forward Foreign Currency Contracts (unrealized appreciation)	—	718,291	—	718,291

Total	$92,052,279	$1,030,992,963	$—	$1,123,045,242

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(106,568)	$—	$(106,568)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $19,835,131 was transferred from Level 2 to Level 1 during the period ended September 30, 2015. At December 31, 2014, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At September 30, 2015, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. During the period ended September 30, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of September 30, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$718,291

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(106,568)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement (under Dodd Frank Protocol 2.0) between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, to one net amount payable by either the Fund or the counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, each as of September 30, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ $718,291	$$611,723

Industry Summary at September 30, 2015 (Unaudited)

Automobiles	14.3%
Capital Markets	11.7
Textiles, Apparel & Luxury Goods	10.5
Banks	8.2
Machinery	7.9
Insurance	7.9
Beverages	3.9
Industrial Conglomerates	3.8
Technology Hardware, Storage & Peripherals	3.7
Professional Services	3.0
Internet Software & Services	2.4
Food Products	2.3
Metals & Mining	2.2
Construction Materials	2.0
Other Investments, less than 2% each	13.5
Short-Term Investments	2.0

Total Investments	99.3
Other assets less liabilities (including forward foreign currency contracts)	0.7

Net Assets	100.0%

Currency Exposure Summary at September 30, 2015 (Unaudited)

Euro	33.8%
Japanese Yen	18.3
British Pound	13.2
Swiss Franc	12.5
United States Dollar	8.2
Swedish Krona	3.9
South Korean Won	3.7
Australian Dollar	2.8
Other, less than 2% each	2.9

Total Investments	99.3
Other assets less liabilities (including forward foreign currency contracts)	0.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 97.4% of Net Assets
	Air Freight & Logistics – 4.5%
250,577	Expeditors International of Washington, Inc.	$11,789,648
48,400	FedEx Corp.	6,968,632
43,523	United Parcel Service, Inc., Class B	4,295,285

		23,053,565

	Automobiles – 1.4%
231,700	General Motors Co.	6,955,634

	Banks – 6.4%
862,200	Bank of America Corp.	13,433,076
203,300	Citigroup, Inc.	10,085,713
147,900	JPMorgan Chase & Co.	9,017,463

		32,536,252

	Beverages – 7.1%
161,156	Coca-Cola Co. (The)	6,465,579
58,800	Diageo PLC, Sponsored ADR	6,338,052
120,839	Monster Beverage Corp.(b)	16,330,182
120,464	SABMiller PLC, Sponsored ADR	6,897,769

		36,031,582

	Biotechnology – 0.8%
27,913	Amgen, Inc.	3,860,926

	Capital Markets – 3.0%
157,766	Greenhill & Co., Inc.	4,491,598
223,415	SEI Investments Co.	10,775,306

		15,266,904

	Chemicals – 1.5%
86,950	Monsanto Co.	7,420,313

	Communications Equipment – 5.6%
522,162	Cisco Systems, Inc.	13,706,753
271,917	QUALCOMM, Inc.	14,610,100

		28,316,853

	Consumer Finance – 3.2%
124,738	American Express Co.	9,246,828
99,700	Capital One Financial Corp.	7,230,244

		16,477,072

	Diversified Financial Services – 1.0%
83,429	MSCI, Inc.	4,960,688

	Energy Equipment & Services – 2.5%
165,700	Halliburton Co.	5,857,495
101,788	Schlumberger Ltd.	7,020,318

		12,877,813

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 1.4%
554,141	Danone, Sponsored ADR	$6,982,177

	Health Care Equipment & Supplies – 2.5%
49,100	Medtronic PLC	3,286,754
111,443	Varian Medical Systems, Inc.(b)	8,222,265
11,194	Zimmer Biomet Holdings, Inc.	1,051,452

		12,560,471

	Health Care Providers & Services – 1.4%
60,300	UnitedHealth Group, Inc.	6,995,403

	Hotels, Restaurants & Leisure – 1.0%
64,522	Yum! Brands, Inc.	5,158,534

	Household Products – 1.1%
79,170	Procter & Gamble Co. (The)	5,695,490

	Industrial Conglomerates – 1.9%
381,000	General Electric Co.	9,608,820

	Insurance – 4.9%
123,700	Aflac, Inc.	7,190,681
178,400	American International Group, Inc.	10,136,688
84,400	Aon PLC	7,478,684

		24,806,053

	Internet & Catalog Retail – 6.1%
46,197	Amazon.com, Inc.(b)	23,647,782
277,900	Liberty Interactive Corp./QVC Group, Class A(b)	7,289,317

		30,937,099

	Internet Software & Services – 9.8%
146,664	Alibaba Group Holding Ltd., Sponsored ADR(b)	8,648,776
159,133	Facebook, Inc., Class A(b)	14,306,057
29,627	Google, Inc., Class A(b)	18,912,988
10,259	Google, Inc., Class C(b)	6,241,781
57,485	HomeAway, Inc.(b)	1,525,652

		49,635,254

	IT Services – 6.4%
32,774	Automatic Data Processing, Inc.	2,633,719
117,100	MasterCard, Inc., Class A	10,553,052
279,555	Visa, Inc., Class A	19,473,801

		32,660,572

	Machinery – 1.1%
83,400	Caterpillar, Inc.	5,451,024

	Media – 1.7%
499,000	News Corp., Class A	6,297,380
37,400	Omnicom Group, Inc.	2,464,660

		8,762,040

	Metals & Mining – 0.5%
32,255	Compass Minerals International, Inc.	2,527,824

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 1.5%
197,300	Apache Corp.	$7,726,268

	Pharmaceuticals – 4.7%
44,664	Merck & Co., Inc.	2,205,955
66,221	Novartis AG, ADR	6,087,034
165,521	Novo Nordisk AS, Sponsored ADR	8,977,859
138,300	Sanofi, ADR	6,565,101

		23,835,949

	Semiconductors & Semiconductor Equipment – 3.3%
16,030	Analog Devices, Inc.	904,252
146,323	ARM Holdings PLC, Sponsored ADR	6,328,470
278,700	Intel Corp.	8,400,018
23,681	Linear Technology Corp.	955,528

		16,588,268

	Software – 8.5%
143,083	Autodesk, Inc.(b)	6,315,684
40,099	FactSet Research Systems, Inc.	6,408,221
256,655	Microsoft Corp.	11,359,550
529,385	Oracle Corp.	19,121,386

		43,204,841

	Specialty Retail – 0.2%
17,907	Lowe’s Cos., Inc.	1,234,151

	Technology Hardware, Storage & Peripherals – 1.5%
67,700	Apple, Inc.	7,467,310

	Textiles, Apparel & Luxury Goods – 0.9%
114,427	adidas AG, Sponsored ADR	4,615,985

	Total Common Stocks (Identified Cost $461,262,093)	494,211,135

Principal Amount
Short-Term Investments – 2.3%
$11,530,301	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $11,530,304 on 10/01/2015 collateralized by $11,140,000 U.S. Treasury Note, 3.125% due 2/15/2042 valued at $11,766,625 including accrued interest(c) (Identified Cost $11,530,301)	11,530,301

	Total Investments – 99.7% (Identified Cost $472,792,394)(a)	505,741,436
	Other assets less liabilities – 0.3%	1,673,970

	Net Assets – 100.0%	$507,415,406

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2015, the net unrealized appreciation on investments based on a cost of $472,792,394 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$70,485,909
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(37,536,867)

Net unrealized appreciation	$32,949,042

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$494,211,135	$—	$—	$494,211,135
Short-Term Investments	—	11,530,301	—	11,530,301

Total	$494,211,135	$11,530,301	$—	$505,741,436

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2015 (Unaudited)

Internet Software & Services	9.8%
Software	8.5
Beverages	7.1
IT Services	6.4
Banks	6.4
Internet & Catalog Retail	6.1
Communications Equipment	5.6
Insurance	4.9
Pharmaceuticals	4.7
Air Freight & Logistics	4.5
Semiconductors & Semiconductor Equipment	3.3
Consumer Finance	3.2
Capital Markets	3.0
Energy Equipment & Services	2.5
Health Care Equipment & Supplies	2.5
Other Investments, less than 2% each	18.9
Short-Term Investments	2.3

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 93.7% of Net Assets
	Aerospace & Defense – 1.1%
136,375	Engility Holdings, Inc.	$3,515,748

	Auto Components – 1.5%
108,050	Tenneco, Inc.(b)	4,837,399

	Banks – 10.5%
98,450	Capital Bank Financial Corp., Class A(b)	2,976,143
142,950	First Merchants Corp.	3,748,149
391,080	FirstMerit Corp.	6,910,384
18,150	Lakeland Financial Corp.	819,473
93,400	Prosperity Bancshares, Inc.	4,586,874
229,350	Union Bankshares Corp.	5,504,400
258,450	Webster Financial Corp.	9,208,573

		33,753,996

	Biotechnology – 0.7%
60,225	AMAG Pharmaceuticals, Inc.(b)	2,392,739

	Building Products – 1.5%
42,100	Lennox International, Inc.	4,771,193

	Capital Markets – 1.1%
248,025	TCP Capital Corp.	3,363,219

	Commercial Services & Supplies – 2.4%
215,575	KAR Auction Services, Inc.	7,652,913

	Consumer Finance – 1.5%
116,800	First Cash Financial Services, Inc.(b)	4,679,008

	Containers & Packaging – 4.2%
508,400	Graphic Packaging Holding Co.	6,502,436
136,000	Silgan Holdings, Inc.	7,077,440

		13,579,876

	Diversified Consumer Services – 1.9%
177,500	ServiceMaster Global Holdings, Inc.(b)	5,955,125

	Electrical Equipment – 2.0%
116,400	Franklin Electric Co., Inc.	3,169,572
153,975	Thermon Group Holdings, Inc.(b)	3,164,186

		6,333,758

	Electronic Equipment, Instruments & Components – 1.7%
59,900	Littelfuse, Inc.	5,459,885

	Energy Equipment & Services – 1.6%
221,025	Forum Energy Technologies, Inc.(b)	2,698,715
154,650	Newpark Resources, Inc.(b)	791,808
133,325	Superior Energy Services, Inc.	1,683,895

		5,174,418

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – 5.9%
144,925	Alere, Inc.(b)	$6,978,139
129,025	Integra LifeSciences Holdings Corp.(b)	7,683,439
34,650	Teleflex, Inc.	4,303,876

		18,965,454

	Health Care Providers & Services – 6.2%
71,675	Amsurg Corp.(b)	5,569,864
130,075	Civitas Solutions, Inc.(b)	2,981,319
108,500	LifePoint Health, Inc.(b)	7,692,650
116,575	Surgical Care Affiliates, Inc.(b)	3,810,837

		20,054,670

	Hotels, Restaurants & Leisure – 1.2%
216,975	Bloomin’ Brands, Inc.	3,944,606

	Household Durables – 1.2%
97,100	Ryland Group, Inc. (The)	3,964,593

	Insurance – 8.7%
138,850	American Equity Investment Life Holding Co.	3,236,594
115,350	Aspen Insurance Holdings Ltd.	5,360,314
270,000	CNO Financial Group, Inc.	5,078,700
191,075	First American Financial Corp.	7,465,300
63,466	RenaissanceRe Holdings Ltd.	6,747,705

		27,888,613

	Internet & Catalog Retail – 1.8%
102,300	HSN, Inc.	5,855,652

	IT Services – 6.2%
272,475	Booz Allen Hamilton Holding Corp.	7,141,570
140,675	Broadridge Financial Solutions, Inc.	7,786,361
68,450	CACI International, Inc., Class A(b)	5,063,246

		19,991,177

	Life Sciences Tools & Services – 5.4%
145,375	Albany Molecular Research, Inc.(b)	2,532,432
158,525	PRA Health Sciences, Inc.(b)	6,155,526
332,625	VWR Corp.(b)	8,545,136

		17,233,094

	Machinery – 3.8%
191,225	Hillenbrand, Inc.	4,973,762
77,475	Rexnord Corp.(b)	1,315,526
50,625	Standex International Corp.	3,814,594
40,925	Watts Water Technologies, Inc., Series A	2,161,658

		12,265,540

	Metals & Mining – 1.4%
81,800	Reliance Steel & Aluminum Co.	4,418,018

	Paper & Forest Products – 1.2%
242,450	KapStone Paper and Packaging Corp.	4,002,850

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – 4.9%
56,300	Dun & Bradstreet Corp. (The)	$5,911,500
110,475	ICF International, Inc.(b)	3,357,335
187,900	TransUnion(b)	4,720,048
96,550	TriNet Group, Inc.(b)	1,622,040

		15,610,923

	REITs—Hotels – 1.3%
177,950	Hersha Hospitality Trust	4,032,347

	Semiconductors & Semiconductor Equipment – 1.1%
84,175	Silicon Laboratories, Inc.(b)	3,496,630

	Software – 3.7%
66,350	BroadSoft, Inc.(b)	1,987,846
115,200	RingCentral, Inc., Class A(b)	2,090,880
177,900	Verint Systems, Inc.(b)	7,676,385

		11,755,111

	Specialty Retail – 5.5%
39,050	DSW, Inc., Class A	988,355
159,500	GNC Holdings, Inc., Class A	6,446,990
43,200	Group 1 Automotive, Inc.	3,678,480
156,300	Men’s Wearhouse, Inc. (The)	6,645,876

		17,759,701

	Textiles, Apparel & Luxury Goods – 2.5%
58,625	Fossil Group, Inc.(b)	3,275,965
35,575	Steven Madden Ltd.(b)	1,302,756
165,850	Wolverine World Wide, Inc.	3,588,994

		8,167,715

	Total Common Stocks (Identified Cost $271,796,778)	300,875,971

Principal Amount
Short-Term Investments – 5.9%
$18,804,822	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $18,804,827 on 10/1/2015 collateralized by $18,160,000 U.S. Treasury Bond, 3.125% due 2/15/2042 valued at $19,181,500 including accrued interest(c) (Identified Cost $18,804,822)	18,804,822

	Total Investments – 99.6% (Identified Cost $290,601,600)(a)	319,680,793
	Other assets less liabilities – 0.4%	1,319,510

	Net Assets – 100.0%	$321,000,303

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2015, the net unrealized appreciation on investments based on a cost of $290,601,600 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,906,361
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,827,168)

Net unrealized appreciation	$29,079,193

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$300,875,971	$—	$—	$300,875,971
Short-Term Investments	—	18,804,822	—	18,804,822

Total	$300,875,971	$18,804,822	$—	$319,680,793

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2015 (Unaudited)

Banks	10.5%
Insurance	8.7
Health Care Providers & Services	6.2
IT Services	6.2
Health Care Equipment & Supplies	5.9
Specialty Retail	5.5
Life Sciences Tools & Services	5.4
Professional Services	4.9
Containers & Packaging	4.2
Machinery	3.8
Software	3.7
Textiles, Apparel & Luxury Goods	2.5
Commercial Services & Supplies	2.4
Electrical Equipment	2.0
Other Investments, less than 2% each	21.8
Short-Term Investments	5.9

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 20, 2015